Equity - Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses (Details) - KRW (₩)
₩ / shares in Units, ₩ in Millions
12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses [Abstract]
Profit attributable to equity holders of Shinhan Financial Group		₩ 4,019,254	₩ 3,414,595	₩ 3,403,497
Provision for regulatory reserve for loan losses	[1]	(364,882)	(177,620)
Profit attributable to equity holders of Shinhan Financial Group after adjusted for regulatory reserve		₩ 3,654,372	₩ 3,236,975
Basic and diluted earnings per share after adjusted for regulatory reserve in won	[2]	₩ 6,625	₩ 6,299

[1]	After the Board of Directors’ approval of financial statements (February 9, 2022), on March 15, 2022, the Board of Directors decided to set an additional reserve for loan losses of W 99,673 million to enhance loss absorbing capacity based on measures to extend COVID-19 financial support. Among the additional adjustments to the reserve for loan losses, the amount deducted from the non-controlling interests is W 95,797 million.
[2]	Dividends for hybrid bonds are deducted